CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
Foreign currency translation adjustment, tax	$ 0.0	$ 0.0	$ 0.0
Reallocation adjustment, tax	$ 0.0	$ 0.0	$ 0.0